Schedule of Investments
September 30, 2024
(Unaudited)
Invesco Select Risk: Moderate Investor Fund
Schedule of Investments in Affiliated Issuers–100.11%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Alternative Funds–4.97%
Invesco Global Real Estate Income Fund, Class R6(b)	2.54%	$47,589,139	$1,204,795	$(3,841,962)	$2,436,052	$(458,295)	$1,287,092	5,360,550	$47,012,026
Invesco Macro Allocation Strategy Fund, Class R6	2.43%	41,870,031	1,929,322	—	1,199,483	—	—	5,821,324	44,998,836
Total Alternative Funds		89,459,170	3,134,117	(3,841,962)	3,635,535	(458,295)	1,287,092		92,010,862
Domestic Equity Funds–39.23%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	4.69%	75,503,140	3,992,519	(7,378,981)	14,395,988	287,909	—	2,526,945	86,800,575
Invesco Main Street Small Cap Fund, Class R6	4.60%	69,697,466	11,362,662	(5,839,045)	9,568,341	342,017	—	3,601,161	85,131,441
Invesco NASDAQ 100 ETF	8.07%	60,112,151	89,262,511	(20,397,730)	18,041,341	2,204,641	579,976	742,957	149,222,914
Invesco Russell 1000® Dynamic Multifactor ETF	11.04%	165,111,749	36,737,408	(3,373,187)	5,809,998	(38,609)	2,201,560	3,854,451	204,247,359
Invesco S&P 500® Low Volatility ETF	—	115,245,337	—	(118,554,980)	(13,711,917)	17,021,560	460,614	—	—
Invesco S&P 500® Pure Growth ETF	—	59,082,867	—	(66,020,492)	(16,629,866)	23,567,491	—	—	—
Invesco S&P 500® Pure Value ETF(d)	7.12%	41,957,654	85,899,952	(4,633,182)	8,196,747	207,905	2,184,889	1,480,309	131,629,076
Invesco Value Opportunities Fund, Class R6	3.71%	38,340,797	27,157,893	(8,719,745)	11,279,141	637,142	—	3,097,170	68,695,228
Total Domestic Equity Funds		625,051,161	254,412,945	(234,917,342)	36,949,773	44,230,056	5,427,039		725,726,593
Fixed Income Funds–37.23%
Invesco Core Bond Fund, Class R6	16.25%	—	309,107,589	(20,170,789)	11,358,659	357,318	7,706,174	51,658,553	300,652,777
Invesco Core Plus Bond Fund, Class R6	8.06%	129,776,381	23,839,434	(8,354,574)	5,908,622	(2,113,398)	5,268,043	15,756,497	149,056,465
Invesco Emerging Markets Sovereign Debt ETF	1.03%	—	18,137,876	—	1,006,176	—	685,019	890,421	19,144,052
Invesco Equal Weight 0-30 Year Treasury ETF	4.30%	109,875,253	—	(30,093,185)	7,762,316	(7,900,778)	2,177,434	2,738,776	79,643,606
Invesco Floating Rate ESG Fund, Class R6	2.00%	61,995,349	3,079,830	(27,752,072)	(406,965)	56,265	3,079,629	5,501,846	36,972,407
Invesco High Yield Fund, Class R6	2.06%	93,068,533	2,710,756	(58,458,616)	(811,716)	1,594,136	2,710,633	10,584,193	38,103,093
Invesco Income Fund, Class R6	—	17,600,297	230,865	(17,856,389)	(5,121)	30,348	230,865	—	—
Invesco International Bond Fund, Class R6	—	71,450,406	740,208	(70,742,315)	(2,219,945)	771,646	740,206	—	—
Invesco Taxable Municipal Bond ETF	—	100,093,117	—	(98,232,556)	20,212,403	(22,072,964)	609,523	—	—
Invesco Variable Rate Investment Grade ETF	3.53%	84,553,265	—	(19,666,047)	205,658	164,798	3,222,266	2,601,462	65,257,674
Total Fixed Income Funds		668,412,601	357,846,558	(351,326,543)	43,010,087	(29,112,629)	26,429,792		688,830,074
Foreign Equity Funds–18.20%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.27%	44,318,151	—	(22,619,087)	5,413,097	(3,654,534)	—	655,791	23,457,627
Invesco Developing Markets Fund, Class R6	1.03%	40,646,723	—	(23,243,294)	1,760,592	(54,408)	—	461,808	19,109,613
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	2.61%	36,219,479	9,688,170	(1,668,416)	4,097,435	34,446	1,253,850	927,894	48,371,114
Invesco Global Fund, Class R6	5.85%	118,857,842	—	(29,485,362)	15,732,613	3,170,306	—	998,574	108,275,399
Invesco Global Infrastructure Fund, Class R6	1.04%	17,729,937	885,667	(1,318,160)	1,910,590	29,257	349,594	1,508,807	19,237,291
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Invesco Select Risk: Moderate Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.11%(a)
	% of Net Assets 09/30/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/24	Value 09/30/24
Invesco International Developed Dynamic Multifactor ETF	2.16%	$—	$41,164,561	$(1,327,942)	$78,299	$17,470	$1,274,519	1,565,976	$39,932,388
Invesco International Small-Mid Company Fund, Class R6	3.21%	32,982,051	22,679,239	—	3,674,737	—	—	1,294,981	59,336,027
Invesco Oppenheimer International Growth Fund, Class R6	1.03%	31,547,377	—	(14,982,509)	1,535,585	896,150	—	486,095	18,996,603
Invesco S&P Emerging Markets Low Volatility ETF	—	62,663,818	—	(62,350,521)	(2,058,268)	1,744,971	403,327	—	—
Invesco S&P International Developed Low Volatility ETF	—	27,313,379	—	(27,332,551)	(395,102)	414,274	—	—	—
Total Foreign Equity Funds		412,278,757	74,417,637	(184,327,842)	31,749,578	2,597,932	3,281,290		336,716,062
Money Market Funds–0.48%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(e)	0.18%	4,234,278	106,746,680	(107,762,078)	—	—	122,802	3,218,880	3,218,880
Invesco Liquid Assets Portfolio, Institutional Class	—	2,666,139	68,415,497	(71,080,409)	(192)	(1,035)	63,549	—	—
Invesco Treasury Portfolio, Institutional Class, 4.78%(e)	0.30%	4,839,175	131,236,498	(130,457,325)	—	—	151,275	5,618,348	5,618,348
Total Money Market Funds		11,739,592	306,398,675	(309,299,812)	(192)	(1,035)	337,626		8,837,228
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,609,074,075)	100.11%	1,806,941,281	996,209,932	(1,083,713,501)	115,344,781	17,256,029	36,762,839		1,852,120,819

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.07%
Invesco Private Government Fund, 4.96%(e)(f)	0.02%	34,095,110	52,982,154	(86,716,694)	—	—	66,073(g)	360,570	360,570
Invesco Private Prime Fund, 5.02%(e)(f)	0.05%	87,673,140	131,363,336	(218,098,581)	(24,104)	23,063	180,339(g)	936,480	936,854
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,297,424)	0.07%	121,768,250	184,345,490	(304,815,275)	(24,104)	23,063	246,412		1,297,424
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,610,371,499)	100.18%	$1,928,709,531	$1,180,555,422	$(1,388,528,776)	$115,320,677	$17,279,092	$37,009,251		$1,853,418,243
OTHER ASSETS LESS LIABILITIES	(0.18)%								(3,257,442)
NET ASSETS	100.00%								$1,850,160,801
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes return of capital distribution.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at September 30, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: Moderate Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,843,283,591	$—	$—	$1,843,283,591
Money Market Funds	8,837,228	1,297,424	—	10,134,652
Total Investments	$1,852,120,819	$1,297,424	$—	$1,853,418,243
Invesco Select Risk: Moderate Investor Fund